Quarterly Results (Unaudited) - Schedule of Quarterly Income Statement Including Basic and Diluted Earning Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues from continuing operations	$ 185,387	$ 162,631	$ 182,987	$ 158,924	$ 171,848	$ 164,179	$ 169,525	$ 129,283	$ 689,929	$ 634,835	$ 533,913
Operating income from continuing operations	11,803	2,422	18,740	8,079	19,225	13,503	23,409	3,417	41,044	59,554	54,340
Net (loss) income	$ (2,243)	$ (6,757)	$ 3,222	$ (3,164)	$ 3,850	$ 1,009	$ 6,677	$ (5,783)	$ (8,942)	$ 5,753	$ 96,308
Net (loss) income per common share:
Basic	$ (0.09)	$ (0.29)	$ 0.14	$ (0.14)	$ 0.17	$ 0.05	$ 0.38	$ (0.33)	$ (0.38)	$ 0.29	$ 6.11
Diluted	$ (0.09)	$ (0.29)	$ 0.14	$ (0.14)	$ 0.16	$ 0.05	$ 0.37	$ (0.33)	$ (0.38)	$ 0.29	$ 5.99